Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Assets [Abstract]
Changes in Carrying Amounts of Goodwill
The following table provides details about the changes in the carrying amounts of goodwill for the years ended December 31, 2020 and 2019. BCE’s groups of CGUs correspond to our reporting segments.

	NOTE	BELL WIRELESS	BELL WIRELINE	BELL MEDIA	BCE

Balance at January 1, 2019		3,046	4,681	2,931	10,658
Acquisitions and other		—	(6)	15	9
Balance at December 31, 2019		3,046	4,675	2,946	10,667
Acquisitions and other		—	52	—	52
Discontinued operations	3	—	(115)	—	(115)
Balance at December 31, 2020		3,046	4,612	2,946	10,604

Key Assumptions Used to Estimate the Recoverable Amounts
The following table shows the key assumptions used to estimate the recoverable amounts of the groups of CGUs.

	ASSUMPTIONS USED
	PERPETUITY	DISCOUNT
GROUPS OF CGUs	GROWTH RATE	RATE
Bell Wireless	0.8%	9.1%
Bell Wireline	1.0%	6.0%
Bell Media	0.5%	8.5%